Cash and cash equivalents - Types of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash on hand	$ 663	$ 33
Cash in banks	925,380	676,282
Other demand deposits	0	709
Total Cash	926,043	677,024
Short-term deposits, classified as cash equivalents	322,500	23,545
Short-term investments, classified as cash equivalents	129,308	340,800
Total cash equivalents	451,808	364,345
Total cash and cash equivalents	$ 1,377,851	$ 1,041,369	$ 2,655,236	$ 1,515,051